Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 26, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Bond Index	0.26%	-0.10%	0.16%
Fixed Income	0.91%	-0.45%	0.46%
Global Fixed Income	1.15%	-0.35%	0.80%
High Yield Fixed Income	0.87%	-0.10%	0.77%
Short-Intermediate U.S. Government	0.93%	-0.50%	0.43%
Tax-Advantaged Ultra-Short Fixed Income	0.25%	0.00%	0.25%
Ultra-Short Fixed Income	0.25%	0.00%	0.25%
U.S. Government	0.91%	-0.50%	0.41%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Bond Index	0.26%	-0.10%	0.16%
Fixed Income	0.91%	-0.45%	0.46%
Global Fixed Income	1.15%	-0.35%	0.80%
High Yield Fixed Income	0.87%	-0.10%	0.77%
Short-Intermediate U.S. Government	0.93%	-0.50%	0.43%
Tax-Advantaged Ultra-Short Fixed Income	0.25%	0.00%	0.25%
Ultra-Short Fixed Income	0.25%	0.00%	0.25%
U.S. Government	0.91%	-0.50%	0.41%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN BOND INDEX FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Bond Index	0.26%	-0.10%	0.16%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Fixed Income	0.91%	-0.45%	0.46%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN GLOBAL FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Global Fixed Income	1.15%	-0.35%	0.80%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN HIGH YIELD FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
High Yield Fixed Income	0.87%	-0.10%	0.77%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Short-Intermediate U.S. Government	0.93%	-0.50%	0.43%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Tax-Advantaged Ultra-Short Fixed Income	0.25%	0.00%	0.25%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN ULTRA-SHORT FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
Ultra-Short Fixed Income	0.25%	0.00%	0.25%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN U.S. GOVERNMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED AUGUST 29, 2011 (AS REVISED AND RESTATED OCTOBER 26, 2011)

TO PROSPECTUS DATED JULY 31, 2011

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Funds effective as of January 1, 2012. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2012
U.S. Government	0.91%	-0.50%	0.41%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2012.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011